Short-term debt - Summary of Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Short-term debt	$ 60,251	$ 29,533
Bank overdrafts
Short-term Debt [Line Items]
Short-term debt	686	31
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	55,065	29,502
Revolving Credit Facility
Short-term Debt [Line Items]
Short-term debt	$ 4,500	$ 0